Other Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Other Payable

NOTE 5 – OTHER PAYABLE

The following is a summary of other payable as of June 30, 2016 and December 31, 2015:

	2016	2015
Private loan risk reserve	$6,568,941	$5,410,913
Other payable	$6,568,941	$5,410,913

Private loan risk reserve represents the 3% cash collaterals collected from the borrowers when the private lending is closed.

NOTE 5 – OTHER PAYABLE

The following is a summary of other payable as of December 31, 2015 and 2014:

	2015	2014
Private loan risk reserve	$5,410,913	$1,481,136
Other payable	$5,410,913	$1,481,136

Private loan risk reserve represents the 3% cash collaterals collected from the borrowers when the private lending is closed.